Cash and balances with the Central Bank	12 Months Ended
Dec. 31, 2021
Cash and balances with the Central Bank.
Cash and balances with the Central Bank

6.   Cash and balances with the Central Bank

The breakdown by type of balances of Cash and balances with the Central Bank is as follows:

	12/31/2020	12/31/2021

Cash	24,791	26,361
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	22,264	12,705
Accrued interest	20	29
	71,053	63,073

Central Bank compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received from third parties.

As of December 31, 2021, the Bank maintained a special deposit in the Central Bank for an amount of 7,700 million pesos, based on Circular 9/2019 issued by the Mexican Central Bank on June 13, 2019. Circular 9/2019 allows credit institutions that have Bonos de Regulación Monetaria Reportables (BREMS R) to use these financial instruments to guarantee overdrafts in their account in order to promote the healthy development of the Mexican financial system.

Note 45.a includes a breakdown of the remaining maturity of Cash and balances with the Central Bank. The compulsory deposits required by the Central Bank have an indefinite term. Additionally, Note 45.d includes the fair value amounts of these assets.